Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement Data Resulting From Related Party Transactions Table [Text Block]

	2011			2010
(In thousands)	100%	Popular's 49% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,619	$1,773	$1,846	$1,188	$582	$606	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,887	1,963	963	472	491	Interest income
Interest expense on deposits	(627)	(307)	(320)	(93)	(46)	(47)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	27,300	13,377	13,923	1,688	827	861	Other service fees
Processing fees on services provided by EVERTEC	(149,156)	(73,086)	(76,070)	(37,579)	(18,414)	(19,165)	Professional fees
Rental income charged to EVERTEC	7,063	3,461	3,602	2,009	984	1,025	Net occupancy
Transition services provided to EVERTEC	1,382	677	705	321	157	164	Other operating expenses
Total	$(106,569)	$(52,218)	$(54,351)	$(31,503)	$(15,438)	$(16,065)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	At December 31, 2011		At December 31, 2010
(In thousands)	100%	51% majority interest	100%	51% majority interest
Loans	$53,215	$27,140	$58,126	$29,644
Investment securities	35,000	17,850	35,000	17,850
Deposits	54,288	27,687	38,761	19,768
Accounts receivables (Other assets)	5,132	2,617	3,922	2,000
Accounts payable (Other liabilities)	14,684	7,489	17,416	8,882

Proportionate Share Of Income Loss From Evertec Minority Interest Table [Text Block]
(In thousands)	2011	2010
Share of income from the equity investment in EVERTEC	$13,936	$574
Intra-company eliminations considered in other operating income (detailed in next table)	(52,218)	(15,438)
Share of income (loss) from the equity investment in EVERTEC, net of eliminations	$(38,282)	$(14,864)

Schedule Related Party Transactions
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2009	$5,292	$52,569	$57,861
New loans	1,890	91,701	93,591
Payments	(240)	(47,646)	(47,886)
Other changes	(3,461)	(579)	(4,040)
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548